Balance Sheet Components	12 Months Ended
Dec. 31, 2011
Balance Sheet Components
Balance Sheet Components

6. Balance Sheet Components

	December 31,
	2011	2010
	(In thousands)
Accounts receivable, net:
Accounts receivable	$123,961	$99,105
Allowance for doubtful accounts:
Balance at beginning of year	(9,262)	(8,791)
Additional provision charged to expenses	(2,530)	(1,239)
Write-off	300	768
Balance at end of year	(11,492)	(9,262)
	$112,469	$89,843
Prepaid expenses and other current assets:
Content fees	$9,325	$5,057
Rental and other deposits	8,124	5,521
Prepayments for investments	15,053	21,978
Others	9,464	3,425
	$41,966	$35,981
Property and equipment, net:
Computers and equipment	$154,674	$95,170
Leasehold improvements	8,436	6,199
Furniture and fixtures	7,270	5,155
Other	760	1,586
	171,140	108,110
Less: Accumulated depreciation	(96,629)	(74,821)
	$74,511	$33,289
Accrued liabilities:
Sales rebates	$30,508	$18,744
Content fees	26,672	17,430
Accrued compensation and benefits	13,443	11,887
Marketing expenses	19,250	11,232
Employee payroll withholding tax	3,342	3,196
Advertisement production cost	7,625	7,269
Business taxes payable	10,367	8,044
Sales commission	5,030	4,676
Professional fees	3,345	3,083
Internet connection costs	6,728	3,479
Others	14,166	7,152
	$140,476	$96,192